Note 9 - Stock-based Compensation - Options Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Outstanding, weighted average exercise price (in dollars per share)	$ 0.98	$ 0.95
Options exercisable (in shares)	4,741,600	4,035,600
Options exercisable, weighted average remaining contractual life (Year)	8 years 10 days	8 years 25 days
Stock options outstanding (in shares)	6,839,600	7,019,600
Outstanding, weighted average remaining contractual life (Year)	8 years 94 days	8 years 25 days
Exercise Price Range 1 [Member]
Outstanding, weighted average exercise price (in dollars per share)	$ 0.10	$ 0.10
Options exercisable (in shares)	383,600	563,600
Options exercisable, weighted average remaining contractual life (Year)	5 years 124 days	5 years 310 days
Per share exercise price, lower limit (in dollars per share)	$ 0.09	$ 0.09
Per share exercise price, upper limit (in dollars per share)	$ 0.11	$ 0.11
Stock options outstanding (in shares)	383,600	563,600
Outstanding, weighted average remaining contractual life (Year)	5 years 124 days	5 years 310 days
Exercise Price Range 2 [Member]
Outstanding, weighted average exercise price (in dollars per share)	$ 0.25	$ 0.25
Options exercisable (in shares)	420,000	460,000
Options exercisable, weighted average remaining contractual life (Year)	6 years 226 days	7 years 40 days
Per share exercise price, lower limit (in dollars per share)	$ 0.23	$ 0.23
Per share exercise price, upper limit (in dollars per share)	$ 0.25	$ 0.25
Stock options outstanding (in shares)	420,000	460,000
Outstanding, weighted average remaining contractual life (Year)	6 years 226 days	7 years 40 days
Exercise Price Range 3 [Member]
Outstanding, weighted average exercise price (in dollars per share)	$ 0.32	$ 0.32
Options exercisable (in shares)	2,140,000	2,140,000
Options exercisable, weighted average remaining contractual life (Year)	7 years 248 days	8 years 62 days
Stock options outstanding (in shares)	2,140,000	2,140,000
Outstanding, weighted average remaining contractual life (Year)	7 years 248 days	8 years 62 days
Exercise Price Range 4 [Member]
Outstanding, weighted average exercise price (in dollars per share)	$ 1.01	$ 1.51
Options exercisable (in shares)		872,000
Options exercisable, weighted average remaining contractual life (Year)		9 years 273 days
Stock options outstanding (in shares)	40,000	3,856,000
Outstanding, weighted average remaining contractual life (Year)	4 years 193 days	9 years 186 days
Exercise Price Range 5 [Member]
Outstanding, weighted average exercise price (in dollars per share)	$ 1.51
Options exercisable (in shares)	1,798,000
Options exercisable, weighted average remaining contractual life (Year)	9 years 127 days
Stock options outstanding (in shares)	3,856,000
Outstanding, weighted average remaining contractual life (Year)	9 years 3 days